Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 01, 2018
Registrant Name	SUNAMERICA INCOME FUNDS
Central Index Key	0000795307
Amendment Flag	false
Document Creation Date	May 01, 2018
Document Effective Date	May 01, 2018
Prospectus Date	Jul. 28, 2017
Class A, C, B, & W Prospectus | AIG Strategic Bond Fund | Class A
Prospectus:
Trading Symbol	SDIAX
Class A, C, B, & W Prospectus | AIG Strategic Bond Fund | Class B
Prospectus:
Trading Symbol	SDIBX
Class A, C, B, & W Prospectus | AIG Strategic Bond Fund | Class C
Prospectus:
Trading Symbol	NAICX
Class A, C, B, & W Prospectus | AIG Strategic Bond Fund | Class W
Prospectus:
Trading Symbol	SDIWX
Class T Prospectus | AIG Strategic Bond Fund | Class T
Prospectus:
Trading Symbol	SBFTX